CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 1,412,665	$ 405,080
Restricted cash	92,863	279,742
Marketable securities	47,637	43,576
Mortgage loans held for sale pledged under agreements to repurchase	7,529	2,116
Escrow receivable	1,494	13,882
Real estate inventory, net	465,936	1,312,369
Other current assets ($373 and $100 carried at fair value)	24,987	30,879
Total current assets	2,053,111	2,087,644
PROPERTY AND EQUIPMENT- Net	29,228	34,606
RIGHT OF USE ASSETS	49,517	60,681
GOODWILL	30,945	30,945
INTANGIBLES - Net	8,684	12,414
OTHER ASSETS	4,097	5,394
TOTAL ASSETS	2,175,582	2,231,684
CURRENT LIABILITIES:
Accounts payable and other accrued liabilities ($6,440 and $0 carried at fair value)	25,270	32,977
Current portion of credit facilities and other secured borrowings	346,322	1,074,125
Interest payable	1,081	5,808
Lease liabilities, current portion	20,716	13,472
Total current liabilities	393,389	1,126,382
CREDIT FACILITIES - Net of current portion	135,467	221,929
CONVERTIBLE NOTES		140,096
DERIVATIVE AND WARRANT LIABILITIES		46,235
LEASE LIABILITIES - Net of current portion	46,625	48,435
OTHER LIABILITIES	94	208
Total liabilities	575,575	1,583,285
COMMITMENTS AND CONTINGENCIES (See Note 19)
TEMPORARY EQUITY:
Total temporary equity		1,381,502
SHAREHOLDERS' EQUITY (DEFICIT):
Common stock, $0.0001 and $0.00001 par value, respectively; 3,000,000,000 and 485,262,910 shares authorized, respectively; 540,714,692 and 83,748,443 shares issued and outstanding, respectively	54
Additional paid-in capital	2,677,155	57,362
Accumulated deficit	(1,077,243)	(790,483)
Accumulated other comprehensive income	41	18
Total shareholders' equity (deficit)	1,600,007	(733,103)
TOTAL LIABILITIES, TEMPORARY EQUITY, AND SHAREHOLDERS' EQUITY DEFICIT	$ 2,175,582	2,231,684
Series A convertible preferred stock
TEMPORARY EQUITY:
Total temporary equity		9,763
SHAREHOLDERS' EQUITY (DEFICIT):
Total shareholders' equity (deficit)		9,763
Series B convertible preferred stock
TEMPORARY EQUITY:
Total temporary equity		20,049
SHAREHOLDERS' EQUITY (DEFICIT):
Total shareholders' equity (deficit)		20,049
Series C convertible preferred stock
TEMPORARY EQUITY:
Total temporary equity		80,519
SHAREHOLDERS' EQUITY (DEFICIT):
Total shareholders' equity (deficit)		80,519
Series D convertible preferred stock
TEMPORARY EQUITY:
Total temporary equity		257,951
SHAREHOLDERS' EQUITY (DEFICIT):
Total shareholders' equity (deficit)		257,951
Series E convertible preferred stock
TEMPORARY EQUITY:
Total temporary equity		1,013,220
SHAREHOLDERS' EQUITY (DEFICIT):
Total shareholders' equity (deficit)		$ 1,013,220